Consolidated Income Statement (unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018
Income Statement [Abstract]
Revenue	$ 1,249	$ 1,070	$ 14,755	$ 15,641
Research & development	(14,407)	(16,798)	(48,380)	(48,388)
Manufacturing commercialization	(3,193)	(1,709)	(12,910)	(3,387)
Management and administration	(5,256)	(6,033)	(15,998)	(16,688)
Fair value remeasurement of contingent consideration	(2,718)	(822)	(3,352)	7,880
Other operating income and expenses	(82)	152	(1,060)	1,243
Finance costs	(2,768)	(423)	(7,906)	(423)
Loss before income tax	(27,175)	(24,563)	(74,851)	(44,122)
Income tax benefit	2,205	3,426	5,778	29,666
Loss attributable to the owners of Mesoblast Limited	$ (24,970)	$ (21,137)	$ (69,073)	$ (14,456)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (0.0500)	$ (0.0447)	$ (0.1402)	$ (0.0312)
Diluted - losses per share	$ (0.0500)	$ (0.0447)	$ (0.1402)	$ (0.0312)